Unaudited Consolidated Condensed Statement Of Changes In Stockholders' Equity (Deficit) - 6 months ended Jul. 03, 2015 - USD ($)	Preferred stock	Common Stock	Non-controlling interest in joint venture	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning Balance, Amount at Dec. 31, 2014	$ 5,000	$ 21,000	$ (18,000)		$ (445,242,000)	$ (445,234,000)
Beginning Balance, Shares at Dec. 31, 2014	52,379,436	20,520,229
Share adjustment - rounding, Amount
Share adjustment - rounding, Shares		29
Cancellation of non-vested common stock for services, Amount
Cancellation of non-vested common stock for services, Shares		(50,000)
Services in exchange for shares issued in 2014				$ 50,000		$ 50,000
Bifurcation of Bridge note and warrants				$ 213,000		$ 213,000
Exercise of warrants on a net exercise basis, Amount
Exercise of warrants on a net exercise basis, Shares		280,345
Sale of preferred stock, net of issuance cost of $47,000, Amount				$ 1,168,000		$ 1,168,000
Sale of preferred stock, net of issuance cost of $47,000, Shares	1,215,000
Conversion of Promissory Note due Director, Amount				140,000		140,000
Conversion of Promissory Note due Director, Shares	140,000
Share-based compensation				$ 62,000		62,000
Non-controlling interest in joint venture			$ (3,000)			(3,000)
Net income					$ 413,266,000	413,266,000
Ending Balance, Amount at Jul. 03, 2015	$ 5,000	$ 21,000	$ (21,000)	$ 1,633,000	$ (31,976,000)	$ (30,338,000)
Ending Balance, Shares at Jul. 03, 2015	53,734,436	20,750,603